SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Concentration of supplier (Details)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Total net revenues were executed and cleared by one supplier | Concentration of supplier | Supplier
Concentration Risk [Line Items]
Concentration risk (in percent)	11.50%	17.30%